Principal Accounting Policies - Receivables, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Principal Accounting Policies
Balance at the beginning of year	¥ 369,982		¥ 113,253	¥ 77,147
Provisions	61,393	$ 8,901	265,930	40,600
Write-offs	(28,015)		(9,201)	(4,494)
Balance at the end of year	¥ 403,360		¥ 369,982	¥ 113,253